CENTURY SHARES TRUST
CENTURY SHARES TRUST
Investment Objective
Century Shares Trust (CST) seeks long-term growth of principal and income.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CENTURY SHARES TRUST INSTITUTIONAL SHARES
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CENTURY SHARES TRUST INSTITUTIONAL SHARES
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.12%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CENTURY SHARES TRUST INSTITUTIONAL SHARES	114	356	617	1,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests mainly in the common stocks of U.S. companies. Typically, the Fund’s portfolio is composed of 30-45 large and medium-sized companies, but the Fund may invest in any company without regard to market capitalization. The Fund invests in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s revenues and earnings, return on equity, and capital structure. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Sector Risk, which is the risk that companies within the same sector of the economy may decline in value due to issues that affect the entire sector. To the extent that the Fund focuses its investments in a particular sector, there is a risk that economic conditions or other developments that affect companies in that sector will have a significant impact on the Fund’s performance.

Investing in Fewer Issuers Risk, which is the risk that stock price movements affecting one or a small number of companies may have a significant impact on the Fund’s net asset value because the Fund invests in a limited number of companies.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the periods shown in the bar chart, the best return for a calendar quarter was 16.14% (Q1, 2012), and the worst return for a calendar quarter was -21.64% (Q4, 2008).
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns CENTURY SHARES TRUST	Label	1 Year	5 Years	10 Years
INSTITUTIONAL SHARES	CST Institutional Shares Return Before Taxes	13.70%	1.27%	6.46%
INSTITUTIONAL SHARES Return After Taxes on Distributions	CST Institutional Shares Return After Taxes on Distributions	11.61%	0.40%	4.76%
INSTITUTIONAL SHARES Return After Taxes on Distributions and Sales of Fund Shares	CST Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	11.70%	1.01%	5.46%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.